Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Nov. 30, 2025
Intangible Assets, Net [Line Items]
Amortization expenses for finite-lived intangible assets			$ 19,219
Intangible assets
DiamiR Biosciences Corp. [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets
Intangible assets		$ 197,761				$ 197,761
Research and Development Expense [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets					$ 519,496
Other Operating Expenses [Member]
Intangible Assets, Net [Line Items]
Impairment loss on intangible assets			$ 128,128		$ 1,841